Annual Operating Expenses - FidelityInternationalIndexFunds-ComboPRO - FidelityInternationalIndexFunds-ComboPRO - Fidelity Emerging Markets Index Fund - Fidelity Emerging Markets Index Fund	Dec. 30, 2022
Operating Expenses:
Management fee	0.075%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.075%